Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical)	Nov. 06, 2017	Jul. 21, 2016
Reverse stock split ratio		0.0625
Subsequent Event [Member]
Reverse stock split ratio	0.0029